UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22208

Valued Advisers Trust

(Exact name of registrant as specified in charter)

Ultimus Asset Services, LLC	225 Pictoria Drive, Suite 450	Cincinnati, OH 45246
(Address of principal executive offices)		(Zip code)

Capitol Services, Inc.

615 S. Dupont Hwy.

Dover, DE 19901

(Name and address of agent for service)

With a copy to:

John H. Lively, Esq.

The Law Offices of John H. Lively & Associates, Inc.

A member firm of The 1940 Act Law GroupTM

11300 Tomahawk Creek Parkway,

Suite 310

Leawood, KS 66221

Registrant’s telephone number, including area code: 513-587-3400

Date of fiscal year end: 1/31

Date of reporting period: 7/31/16

Item 1.	Reports to Stockholders.

Golub Group Equity Fund

Semi-Annual Report

July 31, 2016

Fund Adviser:

Golub Group, LLC

1850 Gateway Drive, Suite 100

San Mateo, CA 94404

Toll Free (866) 954-6682

Investment Results (Unaudited)

Average Annual Total Returns(a)

(For the periods ended July 31, 2016)

	6 Months	1 Year	3 Year	5 Year	Since Inception (April 1,2009)
Golub Group Equity Fund	9.96%	1.30%	8.21%	11.98%	13.99%
S&P 500® Index(b)	13.29%	5.61%	11.16%	13.38%	16.84%
Total annual operating expenses, as disclosed in the most recent Golub Group Equity Fund (the
“Fund”) prospectus, dated May 31, 2016, were 1.41% of average daily net assets (1.26% after fee waivers/expense reimbursements by Golub Group, LLC (the “Adviser”)). The Adviser has contractually agreed to waive or limit its fees and assume other expenses of the Fund until May 31, 2017, so that
Total Annual Fund Operating Expenses do not exceed 1.25%. This contractual arrangement may only be terminated by mutual consent of the Adviser and the Fund, and it will automatically terminate upon the termination of the investment advisory agreement between the Fund and the Adviser. This operating expense limitation does not apply to: (i) interest, (ii) taxes, (iii) brokerage commissions,
(iv) other expenditures which are capitalized in accordance with generally accepted accounting principles, (v) other extraordinary expenses not incurred in the ordinary course of the Fund’s business,
(vi) dividend expense on short sales, (vii) expenses incurred under a plan of distribution under Rule
12b-1, and (viii) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement, if applicable, incurred by the Fund in any fiscal year. The operating expense limitation also excludes any “Acquired Fund Fees and Expenses,” which are the expenses indirectly incurred by the Fund as a result of investing in money market funds or other investment companies, including Exchange-Traded Funds (“ETFs”), that have their own expenses. Each waiver or reimbursement of an expense by the Adviser is subject to repayment by the Fund within three years following the fiscal year in which the expense was incurred, provided that the Fund is able to make the repayment without exceeding the expense limitation in place at the time of waiver or reimbursement.

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. The Fund’s investment objectives, risks, charges and expenses must be considered carefully before investing. Performance data current to the most recent month end may be obtained by calling (866) 954-6682.

(a) Return figures reflect any change in price per share and assume the reinvestment of all distributions. The Fund’s returns reflect any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would have been lower. Information pertaining to the Fund’s expense ratios as of July 31, 2016 can be found in the financial highlights. Total returns for periods less than 1 year are not annualized.

(b) The S&P 500® Index (“Index”) is a widely recognized unmanaged index of equity securities and is representative of a broader domestic equity market and range of securities than is found in the Fund’s portfolio. Individuals cannot invest directly in the Index; however, an individual can invest in exchange traded funds or other investment vehicles that attempt to track the performance of a benchmark index.

The Fund’s investment objectives, strategies, risks, charges and expenses must be considered carefully before investing. The prospectus contains this and other important information about the Fund and may be obtained by calling (866) 954-6682. Please read it carefully before investing.

The Fund is distributed by Unified Financial Securities, LLC, member FINRA/SIPC.

Fund Holdings (Unaudited)

(a)	As a percentage of net assets.

The investment objective of the Fund is to provide long-term capital appreciation. A secondary objective is to provide current income.

Availability of Portfolio Schedule – (Unaudited)

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available at the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Schedule of Investments (Unaudited)

July 31, 2016

Shares		Fair Value
COMMON STOCKS – 90.93%

	Consumer Discretionary 4.67%
53,330	General Motors Co.	$1,682,028
8,720	Time Warner, Inc.	668,388

		2,350,416

	Consumer Staples 8.62%
10,730	Diageo PLC ADR	1,250,474
51,115	Mondelez International, Inc., Class A	2,248,038
7,670	PepsiCo, Inc.	835,416

		4,333,928

	Financials 26.09%
35,020	American International Group, Inc.	1,906,489
161,930	Bank of America Corp.	2,346,366
54,750	Bank of New York Mellon Corp./The	2,157,150
24,765	Berkshire Hathaway, Inc., Class B*	3,572,847
47,215	Citigroup, Inc.	2,068,489
22,350	Wells Fargo & Co.	1,072,130

		13,123,471

	Health Care 8.64%
13,020	Allergan PLC*	3,293,409
4,700	C.R. Bard, Inc.	1,051,531

		4,344,940

	Industrials 21.23%
37,420	Colfax Corp.*	1,098,651
15,850	Deere & Co.	1,231,704
10,390	FedEx Corp.	1,682,141
74,550	Flowserve Corp.	3,567,217
14,805	United Technologies Corp.	1,593,758
6,865	W.W. Grainger, Inc.	1,502,405

		10,675,876

	Information Technology 18.84%
2,725	Alphabet, Inc., Class A*	2,156,401
19,750	Apple, Inc.	2,058,147
13,650	Fiserv, Inc.*	1,506,414
40,945	Microsoft Corp.	2,320,763
22,875	QUALCOMM, Inc.	1,431,517

		9,473,242

	Materials 2.84%
76,150	Owens-Illinois, Inc.*	1,430,859

	Total Common Stocks (Cost $39,859,539)	45,732,732

See accompanying notes which are an integral part of the financial statements.

Schedule of Investments (Unaudited) (continued)

July 31, 2016

Shares		Fair Value
MONEY MARKET SECURITIES – 9.00%
4,524,676	Fidelity Institutional Money Market Portfolio, Institutional Class, 0.53%(a)	$4,524,676

	Total Money Market Securities (Cost $4,524,676)	4,524,676

	Total Investments – 99.93% (Cost $44,384,215)	50,257,408

	Other Assets in Excess of Liabilities – 0.07%	35,962

	NET ASSETS – 100.00%	$50,293,370

(a)	Rate disclosed is the seven day yield as of July 31, 2016.

*	Non-income producing security.

ADR	– American Depositary Receipt

The sectors shown on the schedule of investments are based on Global Industry Classification Standard, or GICS® (“GICS”). The GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by Ultimus Asset Services, LLC.

See accompanying notes which are an integral part of the financial statements.

Statement of Assets and Liabilities (Unaudited)

July 31, 2016

Assets
Investments in securities at fair value (cost $44,384,215)	$50,257,408
Receivable for fund shares sold	57,467
Dividends receivable	29,341
Prepaid expenses	4,782
Total Assets	50,348,998
Liabilities
Payable for fund shares redeemed	2,004
Payable to Adviser	36,032
Payable to administrator, fund accountant and transfer agent	6,928
Other accrued expenses	10,664
Total Liabilities	55,628
Net Assets	$50,293,370
Net Assets consist of:
Paid-in capital	$41,248,053
Accumulated undistributed net investment income/(loss)	80,481
Accumulated undistributed net realized gain/(loss) from investments	3,091,643
Net unrealized appreciation (depreciation) on investments	5,873,193
Net Assets	$50,293,370
Shares outstanding (unlimited number of shares authorized, no par value)	2,865,333
Net asset value, offering and redemption price per share	$17.55

See accompanying notes which are an integral part of the financial statements.

Statement of Operations (Unaudited)

For the six months ended July 31, 2016

Investment Income
Dividend income	$366,560
Total investment income	366,560
Expenses
Investment Adviser	234,153
Administration	21,761
Fund accounting	12,432
Transfer agent	9,950
Legal	7,911
Registration	3,084
Custodian	3,954
Audit	7,957
Trustee	2,671
Printing	7,421
Miscellaneous	14,363
Total expenses	325,657
Fees waived by Adviser	(32,753)
Net operating expenses	292,904
Net investment income/(loss)	73,656
Net Realized and Unrealized Gain/(Loss) on Investments
Net realized gain/(loss) on investment securities transactions	940,616
Net change in unrealized appreciation (depreciation) of investment securities	3,469,593
Net realized and unrealized gain/(loss) on investments	4,410,209
Net increase (decrease) in net assets resulting from operations	$4,483,865

See accompanying notes which are an integral part of the financial statements.

Statements of Changes in Net Assets

	For the Six Months Ended July 31, 2016 (Unaudited)	For the Year Ended January 31, 2016
Increase (Decrease) in Net Assets due to:
Operations
Net investment income/(loss)	$73,656	$158,817
Net realized gain/(loss) on investment securities transactions	940,616	5,529,999
Net change in unrealized appreciation (depreciation) of investment securities	3,469,593	(5,356,699)
Net increase (decrease) in net assets resulting from operations	4,483,865	332,117
Distributions From:
Net investment income	–	(129,983)
Net realized gains	–	(5,349,007)
Total distributions	–	(5,478,990)
Capital Transactions
Proceeds from shares sold	3,942,380	6,537,690
Reinvestment of distributions	–	5,478,990
Amount paid for shares redeemed	(2,072,334)	(9,179,444)
Net increase (decrease) in net assets resulting from capital transactions	1,870,046	2,837,236
Total Increase (Decrease) in Net Assets	6,353,911	(2,309,637)
Net Assets
Beginning of period	43,939,459	46,249,096
End of period	$50,293,370	$43,939,459
Accumulated undistributed net investment income/(loss) included in net assets at end of period	$80,481	$6,825
Share Transactions
Shares sold	235,418	346,857
Shares issued in reinvestment of distributions	–	328,280
Shares redeemed	(123,538)	(493,314)
Net increase (decrease) in shares outstanding	111,880	181,823

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

(For a share outstanding during each period)

	For the Six Months Ended July 31, 2016 (Unaudited)		For the Year Ended January 31,
			2016	2015	2014	2013	2012
Selected Per Share Data
Net asset value, beginning of period	$15.96		$17.98	$17.94	$15.76	$14.00	$14.58

Investment operations:
Net investment income/(loss)	0.03		0.06	0.07	0.10 (a)	0.14 (a)	0.15 (a)
Net realized and unrealized gain/(loss) on investments	1.56		0.11	1.54	3.09	2.12	0.20

Total from investment operations	1.59		0.17	1.61	3.19	2.26	0.35

Less distributions to shareholders from:
Net investment income	–		(0.05)	(0.07)	(0.10)	(0.14)	(0.14)
Net realized gains	–		(2.14)	(1.50)	(0.91)	(0.36)	(0.79)

Total distributions	–		(2.19)	(1.57)	(1.01)	(0.50)	(0.93)

Net asset value, end of period	$17.55		$15.96	$17.98	$17.94	$15.76	$14.00

Total Return(b)	9.96	%(c)	0.42%	8.74%	20.20%	16.34%	2.65%

Ratios and Supplemental Data:
Net assets, end of period (000)	$50,293		$43,939	$46,249	$41,084	$32,517	$23,946
Ratio of expenses to average net assets after expense waiver and reimbursement	1.25	%(d)	1.25%	1.25%	1.25%	1.25%	1.25%
Ratio of expenses to average net assets before expense waiver and reimbursement	1.39	%(d)	1.40%	1.39%	1.45%	1.57%	1.75%
Ratio of net investment income/(loss) to average net assets after expense waiver and reimbursement	0.31	%(d)	0.34%	0.33%	0.58%	0.95%	1.03%
Ratio of net investment income/(loss) to average net assets before expense waiver and reimbursement	0.17	%(d)	0.19%	0.19%	0.38%	0.63%	0.53%

Portfolio turnover rate	10.91	%(c)	42.99%	34.45%	29.83%	16.79%	27.33%

(a)	Net investment income per share is calculated by dividing net investment income by the average shares outstanding throughout the year.
(b)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of distributions.
(c)	Not annualized.
(d)	Annualized.

See accompanying notes which are an integral part of the financial statements.

Notes to the Financial Statements (Unaudited)

July 31, 2016

NOTE 1 – ORGANIZATION

The Golub Group Equity Fund (the “Fund”) was organized as an open-end diversified series of the Valued Advisers Trust (the “Trust”) on April 1, 2009. The Trust is a management investment company established under the laws of Delaware by an Agreement and Declaration of Trust dated June 13, 2008 (the “Trust Agreement”). The Trust Agreement permits the Board of Trustees (the “Board”) to issue an unlimited number of shares of beneficial interest of separate series without par value. The Fund is one of a series of funds authorized by the Board. The Fund’s investment adviser is Golub Group, LLC (the “Adviser”). The investment objective of the Fund is to provide long-term capital appreciation. A secondary objective is to provide current income.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The Fund is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Securities Valuation – All investments in securities are recorded at their estimated fair value as described in Note 3.

Federal Income Taxes – The Fund makes no provision for federal income or excise tax. The Fund has qualified and intends to qualify each year as a regulated investment company (“RIC”) under subchapter M of the Internal Revenue Code of 1986, as amended, by complying with the requirements applicable to RICs and by distributing substantially all of its taxable income. The Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. If the required amount of net investment income or gains is not distributed, the Fund could incur a tax expense.

As of and during the six months ended July 31, 2016, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the six months ended July 31, 2016, the Fund did not incur any interest or penalties. The Fund is subject to examination by U.S. federal tax authorities for the last three tax year ends and the interim tax period since then.

Expenses – Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds based on each fund’s relative net assets or another appropriate basis.

Security Transactions and Related Income – The Fund follows industry practice and records security transactions on the trade date for financial reporting purposes. The specific identification method is used for determining gains or losses for financial statement and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are accreted or amortized using the effective interest method. The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic and political developments in a specific country or region.

Notes to the Financial Statements (Unaudited) (continued)

July 31, 2016

Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Dividends and Distributions – The Fund intends to distribute substantially all of its net investment income, if any, as dividends to its shareholders on at least an annual basis. The Fund also intends to distribute its net realized long-term and short-term capital gains, if any, at least once a year. Dividends to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the period from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of the Fund.

NOTE 3 – SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS

Fair value is defined as the price that the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

•

Level 1 – unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date.

•

Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

Notes to the Financial Statements (Unaudited) (continued)

July 31, 2016

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy which is reported is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities, including common stocks, are generally valued by using market quotations, but may be valued on the basis of prices furnished by a pricing agent when the Adviser believes such prices more accurately reflect the fair value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing agent at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing agent at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing agent at the NASDAQ Official Closing Price.

When using the market quotations or close prices provided by the pricing agent and when the market is considered active, the security will be classified as a Level 1 security. Sometimes, an equity security owned by the Fund will be valued by the pricing agent with factors other than market quotations or when the market is considered inactive. When this happens, the security will be classified as a Level 2 security. When market quotations are not readily available, when the Adviser determines that the market quotation or the price provided by the pricing agent does not accurately reflect the current fair value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review by the Board. These securities will generally be categorized as Level 3 securities.

Investments in mutual funds, including money market mutual funds, are generally priced at the ending net asset value (“NAV”) provided by the pricing agent of the Fund. These securities are categorized as Level 1 securities.

In accordance with the Trust’s valuation policies, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Fair-value pricing is permitted if, in the Adviser’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before the Fund’s NAV calculation that may affect a security’s value, or the Adviser is aware of any other data that calls into question the reliability of market quotations.

Notes to the Financial Statements (Unaudited) (continued)

July 31, 2016

The following is a summary of the inputs used to value the Fund’s investments as of July 31, 2016:

	Valuation Inputs
Assets	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$45,732,732	$–	$–	45,732,732
Money Market Securities	4,524,676	–	–	4,524,676
Total	$50,257,408	$–	$–	50,257,408
(a)	Refer to the Schedule of Investments for industry classifications.

The Fund did not hold any investments during the reporting period for which other significant observable inputs (Level 2) were used in determining fair value. The Fund did not hold any investments during the reporting period for which significant unobservable inputs (Level 3) were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period. The Fund did not hold any derivative instruments during the reporting period.

The Trust recognizes transfers between fair value hierarchy levels at the end of the reporting period. There were no transfers between any levels during the six months ended July 31, 2016.

NOTE 4 – FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Under the terms of the investment advisory agreement for the Fund (the “Agreement”), the Adviser manages the Fund’s investments subject to oversight of the Board. As compensation for its services, the Fund is obligated to pay the Adviser a fee computed and accrued daily and paid monthly at an annual rate of 1.00% of the average daily net assets of the Fund. For the six months ended July 31, 2016, the Adviser earned a fee of $234,153 from the Fund before the waivers described below. At July 31, 2016, the Fund owed the Adviser $36,032.

The Adviser has contractually agreed to waive or limit its fee and reimburse certain Fund operating expenses, until May 31, 2017, so that the ratio of total annual operating expenses does not exceed 1.25%. This operating expense limitation does not apply to interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with GAAP, other extraordinary expenses not incurred in the ordinary course of the Fund’s business, dividend expense on short sales, expenses incurred under a plan of distribution under Rule 12b-1, and expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement, if applicable, incurred by the Fund in any fiscal year. The operating expense limitation also excludes any “Acquired Fund Fees and Expenses.” Acquired Fund Fees and Expenses represent the pro rata expense indirectly incurred by the Fund as a result of investing in other investment companies, including ETFs, closed-end funds and money market funds that have their own expenses. The Adviser may be entitled to the reimbursement of any fees waived or expenses reimbursed pursuant to the agreement provided overall expenses fall below the limitations set forth above. The Adviser may recoup the sum of all fees previously waived or expenses reimbursed during any of the previous three years, less any reimbursement previously paid, provided total expenses do not exceed the limitation set forth above. For the six months ended July 31, 2016, the Adviser waived fees of $32,753.

Notes to the Financial Statements (Unaudited) (continued)

July 31, 2016

The amounts subject to repayment by the Fund, pursuant to the aforementioned conditions, at July 31, 2016 are as follows:

Amount	Recoverable through January 31,
$74,349	2017
$64,918	2018
$69,997	2019
$32,753	2020

The Trust retains Ultimus Asset Services, LLC. (“Ultimus”) to provide the Fund with administrative and compliance services, including all regulatory reporting. For the six months ended July 31, 2016, Ultimus earned fees of $21,761 for administrative and compliance services provided to the Fund. At July 31, 2016, Ultimus was owed $3,296 from the Fund for administrative and compliance services.

The Trust also retains Ultimus to act as the Fund’s transfer agent and to provide fund accounting services. For the six months ended July 31, 2016, Ultimus earned fees of $9,950 for transfer agent services provided to the Fund. At July 31, 2016, the Fund owed Ultimus $1,616 for transfer agent services. For the six months ended July 31, 2016, Ultimus earned fees of $12,432 from the Fund for fund accounting services. At July 31, 2016, Ultimus was owed $2,016 from the Fund for fund accounting services.

The officers and one trustee of the Trust are members of management and/or employees of Ultimus. Unified Financial Securities, LLC (the “Distributor”) acts as the principal distributor of the Fund’s shares.

The Fund has adopted a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act (the “Plan”). The Plan provides that the Fund will pay the Distributor and/or any registered securities dealer, financial institution or any other person (the “Recipient”) a shareholder servicing fee of 0.25% of the average daily net assets of the Fund in connection with the promotion and distribution of the Fund’s shares or the provision of personal services to shareholders, including, but not necessarily limited to, advertising, compensation to underwriters, dealers and selling personnel, the printing and mailing of prospectuses to other than current Fund shareholders, the printing and mailing of sales literature and servicing shareholder accounts (“12b-1 Expenses”). The Fund or the Distributor may pay all or a portion of these fees to any recipient who renders assistance in distributing or promoting the sale of shares, or who provides certain shareholder services, pursuant to a written agreement. The Plan is a compensation plan, which means that the Plan will benefit shareholders because an effective sales program typically is necessary in order for the Fund to reach and maintain a sufficient size to achieve efficiently its investment objectives and to realize economies of scale. The Plan is not active and will not be activated prior to May 31, 2017.

There were no payments made by the Fund to the Distributor during the six months ended July 31, 2016. A trustee and certain officers of the Trust are officers of the Distributor and such person may be deemed to be an affiliate of the Distributor.

Notes to the Financial Statements (Unaudited) (continued)

July 31, 2016

NOTE 5 – PURCHASES AND SALES OF SECURITIES

For the six months ended July 31, 2016, purchases and sales of investment securities, other than short-term investments and short-term U.S. government obligations, were as follows:

Amount
Purchases
U.S. Government Obligations	$–
Other	4,704,942
Sales
U.S. Government Obligations	$–
Other	4,714,612

NOTE 6 – ESTIMATES

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

NOTE 7 – BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of 25% or more of the voting securities of a fund creates a presumption of control of a fund, under Section 2(a) (9) of the Investment Company Act of 1940. At July 31, 2016, Charles Schwab & Co. (“Schwab”) owned, as record shareholder, 95% of the outstanding shares of the Fund. It is not known whether Schwab or any of the underlying beneficial owners owned or controlled 25% or more of the voting securities of the Fund.

NOTE 8 – FEDERAL TAX INFORMATION

At July 31, 2016, the net unrealized appreciation (depreciation) of investments for tax purposes was as follows:

Gross Appreciation	$6,806,415
Gross Depreciation	(933,741)
Net Appreciation (Depreciation) on Investments	$5,872,674

At July 31, 2016, the aggregate cost of securities for federal income tax purposes was $44,384,734.

The tax characterization of distributions for the fiscal year ended January 31, 2016, were as follows:

2016
Distributions paid from:
Ordinary Income(a)	$148,609
Long-Term Capital Gain	5,330,381
$5,478,990
(a)	Short-term capital gain distributions are treated as ordinary income for tax purposes.

Notes to the Financial Statements (Unaudited) (concluded)

July 31, 2016

At January 31, 2016, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

Undistributed Ordinary Income	$78,593
Undistributed Long-Term Capital Gains	2,102,466
Accumulated Capital and Other Losses	(22,688)
Unrealized Appreciation (Depreciation)	2,403,081
$4,561,452

At January 31, 2016, the difference between book basis and tax basis unrealized appreciation (depreciation) is attributable to the tax deferral of losses on wash sales.

Under current tax law, net investment losses and capital losses realized after October 31 of a Fund’s fiscal year may be deferred and treated as occurring on the first business day of the following fiscal year for tax purposes. The Fund deferred losses as follows:

Qualified Late Year Ordinary Loss
$22,688

NOTE 9 – COMMITMENTS AND CONTINGENCIES

The Fund indemnifies its officers and trustees for certain liabilities that may arise from their performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.

NOTE 10 – SUBSEQUENT EVENT

Management of the Fund has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date these financial statements were issued. Based upon this evaluation, management has determined there were no items requiring adjustment of the financial statements or additional disclosure.

Summary of Fund Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period, and held for the six month period from February 1, 2016 to July 31, 2016.

Actual Expenses

The first line of the table provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the first line under the heading “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value February 1, 2016	Ending Account Value July 31, 2016	Expenses Paid During the Period(a)
Actual expenses(a)	$1,000.00	$1,099.60	$6.53
Hypothetical expenses(b)	$1,000.00	$1,018.65	$6.27

(a)	Expenses are equal to the Fund’s annualized net expense ratio of 1.25%, multiplied by the average account value over the period, multiplied by 182/366.
(b)	Assumes a 5% return before expenses.

Valued Advisers Trust

Privacy Policy

The following is a description of the policies of the Valued Advisers Trust (the “Trust”) regarding disclosure of nonpublic personal information that shareholders provide to a series of the Trust (each, a “Fund”) or that the Fund collects from other sources. In the event that a shareholder hold shares of a Fund through a broker-dealer or other financial intermediary, the privacy policy of the financial intermediary would govern how shareholder nonpublic personal information would be shared with nonaffiliated third parties.

Categories of Information a Fund May Collect. A Fund may collect the following nonpublic personal information about its shareholders:

•

Information the Fund receives from a shareholder on applications or other forms, correspondence, or conversations (such as the shareholder’s name, address, phone number, social security number, and date of birth); and

•

Information about the shareholder’s transactions with the Fund, its affiliates, or others (such as the shareholder’s account number and balance, payment history, cost basis information, and other financial information).

Categories of Information a Fund May Disclose. A Fund may not disclose any nonpublic personal information about its current or former shareholders to unaffiliated third parties, except as required or permitted by law. A Fund is permitted by law to disclose all of the information it collects, as described above, to its service providers (such as the Fund’s custodian, administrator, transfer agent, accountant and legal counsel) to process shareholder transactions and otherwise provide services to the shareholder.

Confidentiality and Security. Each Fund shall restrict access to shareholder nonpublic personal information to those persons who require such information to provide products or services to the shareholder. Each Fund shall maintain physical, electronic, and procedural safeguards that comply with federal standards to guard shareholder nonpublic personal information.

Disposal of Information. The Funds, through their transfer agent, have taken steps to reasonably ensure that the privacy of a shareholder’s nonpublic personal information is maintained at all times, including in connection with the disposal of information that is no longer required to be maintained by the Funds. Such steps shall include, whenever possible, shredding paper documents and records prior to disposal, requiring off-site storage vendors to shred documents maintained in such locations prior to disposal, and erasing and/or obliterating any data contained on electronic media in such a manner that the information can no longer be read or reconstructed.

PROXY VOTING

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted those proxies during the most recent twelve month period ended June 30, is available without charge upon request by (1) calling the Fund at (866) 954-6682 and (2) from Fund documents filed with the Securities and Exchange Commission (“SEC”) on the SEC’s website at www.sec.gov.

TRUSTEES

R. Jeffrey Young, Chairman

Ira P. Cohen

Andrea N. Mullins

OFFICERS

R. Jeffrey Young, Principal Executive Officer and President

Bryan W. Ashmus, Principal Financial Officer and Treasurer

John C. Swhear, Chief Compliance Officer, AML Officer and Vice-President

Carol J. Highsmith, Vice President and Secretary

Matthew J. Miller, Vice President

INVESTMENT ADVISER

Golub Group, LLC

1850 Gateway Drive, Suite 100

San Mateo, CA 94404

DISTRIBUTOR

Unified Financial Securities, LLC

9465 Counselors Row, Suite 200

Indianapolis, IN 46240

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Cohen & Company, Ltd.

1350 Euclid Avenue, Suite 800

Cleveland, OH 44115

LEGAL COUNSEL

The Law Offices of John H. Lively & Associates, Inc.,

A member firm of The 1940 Act Law GroupTM

11300 Tomahawk Creek Pkwy, Suite 310

Leawood, KS 66211

CUSTODIAN

Huntington National Bank

41 S. High St.

Columbus, OH 43215

ADMINISTRATOR, TRANSFER AGENT AND FUND ACCOUNTANT

Ultimus Asset Services, LLC

225 Pictoria Drive, Suite 450

Cincinnati, OH 45246

This report is intended only for the information of shareholders or those who have received the Fund’s prospectus which contains information about the Fund’s management fee and expenses. Please read the prospectus carefully before investing.

Distributed by Unified Financial Securities, LLC

Member FINRA/SIPC

Item 2. Code of Ethics. NOT APPLICABLE- disclosed with annual report

Item 3. Audit Committee Financial Expert. NOT APPLICABLE- disclosed with annual report

Item 4. Principal Accountant Fees and Services. NOT APPLICABLE- disclosed with annual report

Item 5. Audit Committee of Listed Companies. NOT APPLICABLE – applies to listed companies only

Item 6. Schedule of Investments. Schedules filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. NOT APPLICABLE – applies to closed-end funds only

Item 8. Portfolio Managers of Closed-End Investment Companies. NOT APPLICABLE – applies to closed-end funds only

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. NOT APPLICABLE – applies to closed-end funds only

Item 10.	Submission of Matters to a Vote of Security Holders.

The guidelines applicable to shareholders desiring to submit recommendations for nominees to the Registrant’s board of trustees are contained in the statement of additional information of the Trust with respect to the Fund(s) for which this Form N-CSR is being filed.

Item 11.	Controls and Procedures.

(a) Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”)) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a) (1)	Not Applicable – filed with annual report

(2)	Certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes- Oxley Act of 2002 and required by Rule 30a-2 under the Investment Company Act of 1940 are filed herewith.

(3)	Not Applicable

(b)	Certification pursuant to 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is filed herewith.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Valued Advisers Trust

By	/s/ R. Jeffrey Young
R. Jeffrey Young, President and Principal Executive Officer

Date	9/26/2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. Jeffrey Young
R. Jeffrey Young, President and Principal Executive Officer

Date	9/26/2016

By	/s/ Bryan W. Ashmus
Bryan W. Ashmus, Treasurer and Principal Financial Officer

Date	9/26/2016